Note 12 - Income Tax and Social Contribution (Tables)	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of income tax [text block]
	2017	2016	2015
Income tax expense - current	(5,332.3)	(413.9)	(1,227.8)

Deferred tax expense on temporary differences	891.9	(732.5)	(2,192.4)
Deferred tax over taxes losses carryforwards movements in the current period	(638.9)	831.4	(214.0)
Total deferred tax (expense)/income	253.0	98.9	(2,406.4)

Total income tax expenses	(5,079.3)	(315.0)	(3,634.2)

Disclosure of reconciliation from the weighted nominal to the effective tax rate [text block]
	2017	2016	2015
Income before tax	12,929.8	13,398.4	16,513.4
Adjustment on taxable basis
Non-taxable income	(310.9)	(392.0)	(999.9)
Government grants related to sales taxes	(1,889.1)	(1,528.6)	(1,360.7)
Share of results of joint ventures	3.1	5.0	(3.1)
Non-deductible expenses	91.1	539.3	415.9
Complement of income tax of foreign subsidiaries due in Brazil	560.4	148.0	1,965.2
Results of intercompany transactions non-taxable/not deductible in Brazil	(547.5)	640.7	(1,313.2)
	10,836.9	12,810.8	15,217.6
Aggregated weighted nominal tax rate	29.22%	30.16%	31.59%
Taxes payable – nominal rate	(3,166.6)	(3,864.0)	(4,806.9)
Adjustment on tax expense
Regional incentives - income taxes	304.6	264.5	257.8
Deductible interest on shareholders' equity	1,649.0	1,867.7	1,646.1
Tax savings from goodwill amortization on tax books	175.2	142.0	142.4
Withholding tax over undistributed profits	(356.9)	153.1	(672.4)
Recognition / write-off of deferred charges on tax losses	(178.9)	796.7	138.1
PERT 2017	(2,784.7)	-	-
Others with reduced taxation	(721.0)	325.0	(339.3)
Income tax and social contribution expense	(5,079.3)	(315.0)	(3,634.2)
Effective tax rate	39.28%	2.35%	22.01%